Summary of Significant Accounting Policies (Details) - Schedule of Liability During the Current Year and Comparative Year ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Schedule of Liability During the Current Year and Comparative Year [Abstract]
Beginning balance	₨ 811	$ 10.7	₨ 741
Addition during the year	157	2.1	211
Impact of change in estimate	(125)	(1.7)	(183)
Liabilities settled during the year
Accretion expense during the year	59	0.8	42
Ending balance	₨ 902	$ 11.9	₨ 811